Long-Term Debt - Additional Information - Senior unsecured notes (Detail) - Senior Notes (8.5%) due January 15, 2020 [Member] $ in Millions	6 Months Ended
Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding	8.50%
Debt instrument, principal amount	$ 450.0
Percentage over par at which notes sold	99.181%
Effective interest rate	8.625%
Capitalized cost included in other non-current asset	$ 9.4
Debt instrument, redemption price as percentage of principal amount	100.00%
Discount rate for redemption feature	0.50%
Repurchased principal amount	$ 57.3
Premium on bond repurchases	$ 7.7